Goodwill - Changes in Goodwill (Details) - Goodwill $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 5,301
Additions	1,071
Effects of foreign exchange	(851)
Balance at end of period	$ 5,521